Document and Entity Information Document	Jul. 28, 2021
Entity Central Index Key	0000004977
Document Type	8-K/A
Document Period End Date	Jul. 28, 2021
Entity Registrant Name	Aflac Incorporated
Entity Incorporation, State or Country Code	GA
Entity File Number	001-07434
Entity Tax Identification Number	58-1167100
Entity Address, Address Line One	1932 Wynnton Road
Entity Address, City or Town	Columbus
Written Communications	false
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	31999
City Area Code	706
Local Phone Number	323.3431
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed solely to furnish a corrected version of Exhibit 99.1. The first page of Exhibit 99.1 included with the original Form 8-K incorrectly referred to “total adjusted revenues” for the first six months of 2021; the corrected reference is “total revenues” for that period.
NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Common Stock, $.10 Par Value
Trading Symbol	AFL
Security Exchange Name	NYSE